Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized
	Year ended December 31
	2023	2022	2021
Cost of revenues	271	184	153
Research and development	485	406	333
Selling and marketing	87	42	-
General and administrative	1,097	1,314	1,187

Total share-based compensation	1,940	1,946	1,673

Schedule of share options activity
	2023		2022		2021
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	764,767	30.44	537,288	44.45	513,973	45.85
Options Granted	346,950	11.87	320,775	14.25	53,970	37.52
Options Exercised	-	-	(807)	12.23	(536)	20.16
Options Forfeited and/or expired	(154,230)	57.55	(92,489)	55.58	(30,119)	56.91

Outstanding options at end of year	957,487	19.34	764,767	30.44	537,288	44.45

Option's Exercisable at end of year	462,045	26.25	373,681	46.18	333,618	58.38

Schedule of information about share options outstanding
	Options outstanding as of December 31, 2023
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.26-9.64	55,950	9.85	8.44
11.89-14.42	711,124	7.89	13.20
26.88-37.52	125,535	5.62	35.99
42.14-67.06	64,878	1.85	63.84
Total	957,487	7.29	19.34

	Options outstanding as of December 31, 2022
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

12.25-14.42	470,693	7.84	13.60
26.88-37.52	145,354	6.43	35.95
42.14-67.06	68,662	2.85	63.94
90.23-96.32	80,058	0.91	90.65
Total	764,767	6.40	30.44

Schedule of fair value assumptions
	December 31
	2023	2022	2021
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	61-77	59-77	55-78
Risk‑free interest rate (%)	2.1-5.36	2.1-5.2	0.1-1.5
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	10.71	13.22	36.33

Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share options activity
	RSU's 2023	RSU's 2022	RSU's 2021

Outstanding at beginning of year	42,013	14,581	10,655
Granted	9,100	39,286	8,992
Forfeited	(941)	(27)	(215)
Vested	(17,458)	(11,827)	(4,851)

Outstanding at the end of the period	32,714	42,013	14,581